LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of lease costs

Lease costs under non-cancelable operating leases on December 31, 2022 and December 25, 2021 are as follows (in thousands):

	2022	2021
Operating lease cost	$32,458	$30,054
Short-term lease cost	10,490	5,264
Variable lease cost	5,291	4,761
Sublease income	(2,876)	(3,109)
Total lease cost	$45,363	$36,970

Future Minimum Lease Payments

Future minimum payments under non-cancelable operating leases on December 31, 2022 are as follows (in thousands):

Operating
Leases
2023	$29,501
2024	25,246
2025	21,929
2026	19,287
2027	13,542
Thereafter	22,700
Total minimum lease payments	$132,205
Less present value discount	(21,209)
Total lease liability	$110,996